Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Income From Discontinued Operations

An analysis of income from discontinued operations is as follows:

	Twelve months ended December 31,
	2010	2009
Premium income	$73,675	$77,094
Investment income	43,787	42,375
Realized investment gains (losses)	2,850	(12,167)
Other income	103	22

Total revenue*	120,415	107,324

Policyholder benefits	56,374	59,470
Amortization of deferred acquisition costs	14,599	13,267
Other expense	4,960	6,470

Total benefits and expense	75,933	79,207

Pre tax income from discontinued operations	44,482	28,117
Income tax	(14,698)	(9,216)

Income from discontinued operations	$29,784	$18,901

Schedule Of Revenues And Profitability Indicated By The Segment

Revenues and profitability in the indicated segment were as follows:

	Twelve Months Ended December 31,
	2010	2009
Revenues:
Life	$65,726	$67,917
Annuity	7,949	9,177
Investment	43,787	42,375
Other	103	22

Total*	$117,565	$119,491

Segment profitability (loss):
Life	$22,692	$19,477
Annuity	(931)	3,084
Investment	22,490	21,660
Other	(2,619)	(3,937)

Total	$41,632	$40,284

*	Segment revenues differ from discontinued revenues by the amount of realized investment gains/losses, which Torchmark excludes from its consideration of ongoing operations.